INTANGIBLE ASSETS AND GOODWILL, NET, Detailed Information about Intangible Assets (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	S/ 1,913,221	S/ 1,818,398
Ending balance	2,127,216	1,913,221	S/ 1,818,398
Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,708,305	4,293,864	3,804,989
Additions	703,670	532,244	535,241
Acquisition of business	7,533	0	0
Transfers	0	0	0
Disposals and others	(252,273)	(117,803)	(46,366)
Ending balance	5,167,235	4,708,305	4,293,864
Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,795,084	2,475,466	2,138,724
Amortization of the period	403,726	381,794	355,818
Disposals and others	(158,791)	(62,176)	(19,076)
Ending balance	3,040,019	2,795,084	S/ 2,475,466
Client relationships [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	89,222
Ending balance	71,089	89,222
Client relationships [Member] | Prima AFP - AFP Union Vida [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	57,613
Ending balance	45,262	57,613
Client relationships [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17,679
Ending balance	15,564	17,679
Client relationships [Member] | Ultraserfinco S.A [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,148
Ending balance	6,971	10,148
Client relationships [Member] | Tenpo [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,930
Ending balance	1,483	1,930
Client relationships [Member] | Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,852
Ending balance	1,809	1,852
Client relationships [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	380,413
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	(6,811)
Ending balance	373,602	380,413
Client relationships [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	291,191
Amortization of the period	15,180
Disposals and others	(3,858)
Ending balance	302,513	291,191
Brand name [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	118,324
Ending balance	111,376	118,324
Brand name [Member] | Culqi [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	654
Ending balance	367	654
Brand name [Member] | MiBanco [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	117,670
Ending balance	111,009	117,670
Brand name [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	171,864
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
Ending balance	171,864	171,864
Brand name [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	53,540
Amortization of the period	6,948
Disposals and others	0
Ending balance	60,488	53,540
Fund Manager Contract [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	73,433
Ending balance	60,588	73,433
Fund Manager Contract [Member] | Credicorp Capital Holding Chile - Inversiones IMT [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	33,717
Ending balance	30,495	33,717
Fund Manager Contract [Member] | Ultraserfinco S.A [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,992
Ending balance	2,473	2,992
Fund Manager Contract [Member] | Credicorp Capital Colombia [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	36,724
Ending balance	27,620	36,724
Fund Manager Contract [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	95,378
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	(21,966)
Ending balance	73,412	95,378
Fund Manager Contract [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,945
Amortization of the period	3,839
Disposals and others	(12,960)
Ending balance	12,824	21,945
Relationships with holders [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	0
Relationships with holders [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Additions	0
Acquisition of business	0
Transfers	0
Disposals and others	0
Ending balance	21,100	21,100
Relationships with holders [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,100
Amortization of the period	0
Disposals and others	0
Ending balance	21,100	21,100
Software and developments [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	1,004,406
Software and developments [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,359,995
Additions	137,672
Acquisition of business	4,601
Transfers	302,849
Disposals and others	(163,026)
Ending balance	3,642,091	3,359,995
Software and developments [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,398,770
Amortization of the period	373,698
Disposals and others	(134,783)
Ending balance	2,637,685	2,398,770
Intangible in progress [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	867,213
Intangible in progress [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	656,912
Additions	565,209
Acquisition of business	0
Transfers	(302,849)
Disposals and others	(52,059)
Ending balance	867,213	656,912
Intangible in progress [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Amortization of the period	0
Disposals and others	0
Ending balance	0	0
Other [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance	12,544
Other [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	22,643
Additions	789
Acquisition of business	2,932
Transfers	0
Disposals and others	(8,411)
Ending balance	17,953	22,643
Other [Member] | Accumulated Amortization [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,538
Amortization of the period	4,061
Disposals and others	(7,190)
Ending balance	S/ 5,409	S/ 8,538